Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment Net
Property and equipment, net consist of the following (in thousands):

	December 31,
	2022	2021
Laboratory equipment	$2,257	$2,245
Furniture and office equipment	520	520
Computer equipment	73	54
Software	121	139
Leasehold improvements	4,393	4,393

Property and equipment, gross	7,364	7,351
Less: Accumulated depreciation and amortization	(4,144)	(2,802)

Property and equipment, net	$3,220	$4,549